Reorganization and Acquisitions (Acquisition of MoboTap, Narrative) (Details) (MoboTap [Member], USD $)	0 Months Ended
Jul. 31, 2014 Directors
MoboTap [Member]
Business Acquisition [Line Items]
Percentage of acquired equity interests	51.00%
Cash consideration	$ 9,083,000
Number of directors designated by Changyou	3
Number of directors of the board	5
Percentage of equity interest, Changyou has right to purchase from noncontrolling shareholders	10.00%
Percentage below IPO price, Changyou has right to purchase from non-controlling shareholders	20.00%
Percentage of equity interest, non-controlling shareholders have one-time right to put to Changyou under specific conditions	15.00%
Aggregate price, non-controlling shareholders have one-time right to put to Changyou under specific conditions	$ 53,000,000